Interest in entities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Interest in entities
12. Interest in entities

12.1	Subsidiaries
Subsidiaries controlled directly or indirectly by the Company are described in Note 2.1.3 and are consolidated into the Embraer financial statements.
There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of the subsidiaries.
There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations.

12.2	Subsidiaries with participation of non-controlling shareholders
Non-controlling

shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore consolidate the following entities:

12.31.2020
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	60.5	3.9
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	17.3	(1.7)
Embraer CAE Training Services	United States of America	51.0%	49.0%	22.9	6.0
Tempest Serviços de Informática S.A.	Brasil	61.0%	39.0%	11.9	0.3

				112.6

12.31.2019
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	53.9	3.0
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	20.0	(0.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	23.0	10.2

				96.9

12.31.2018
Entity	Country	Embraer Group interest%	Non-controlling interest		Comprehensive income
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%	54.3	9.6
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%	—	—
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	19.1	(0.3)
Embraer CAE Training Services	United States of America	51.0%	49.0%	20.9	7.8

				94.3

Embraer holds 51.0% of the entities Embraer CAE Training Services Ltd., Visiona Tecnologia Espacial S.A. and Embraer CAE Training Services. The powers described in the contractual agreements show that the Board of Directors is mainly comprised of Embraer representatives, as well as Embraer directs the principal operating activities of the entity.
The financial position of the most significant entity with

non-controlling

interests is summarized below, which is OGMA—Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2020	12.31.2019
Cash and cash equivalents	67.8	24.3
Current assets	217.9	180.2
Non current assets	64.4	60.8
Current liabilities	109.1	86.5
Non current liabilities	0.4	0.4
Noncontrolling interest	60.5	53.9

	12.31.2020	12.31.2019	12.31.2018
Revenue	287.1	277.5	240.5
Net income for the year	3.9	3.0	9.6
Subsidiaries with

non-controlling

interests are subject to the same risks as the wholly owned subsidiaries.